Putnam Floating Rate Income Fund
The fund's portfolio
11/30/23 (Unaudited)

SENIOR LOANS (84.6%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.3%)
Advantage Sales & Marketing, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 10.176%, 10/28/27	$1,121,984	$1,096,740
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	2,360,512	2,313,302
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.99%, 12/17/26	1,594,811	1,462,904

		4,872,946
Basic materials (9.5%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.848%, 7/27/30	1,000,000	999,790
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.89%, 12/20/29	372,678	373,260
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.343%, 8/10/26	1,476,578	1,464,676
Core & Main LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.979%, 6/10/28	1,465,025	1,462,578
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	2,094,276	1,967,488
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.75%), 10.146%, 8/20/28	980,000	959,792
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.194%, 4/30/28	2,125,267	1,800,718
Janus International Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.764%, 7/25/30	2,000,000	1,997,000
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	1,481,858	1,364,243
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.698%, 10/15/28	618,450	611,363
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.963%, 9/30/28	23,640	23,244
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	1,479,751	1,467,262
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	748,125	742,200
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 9/21/28	1,467,582	1,455,958
Pregis TopCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.213%, 8/1/26	1,470,000	1,457,755
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.63%), 7.935%, 2/1/27	1,508,461	1,509,336
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.269%, 3/16/27	2,113,024	2,096,521
Smyrna Ready Mix Concrete, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.831%, 4/1/29	1,178,313	1,178,313
Summit Materials, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.841%, 11/30/28	1,000,000	1,000,000
TAMKO Building Products, LLC bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 3.50%), 8.898%, 9/13/30	2,015,533	2,007,975
TMS International Corp./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 10.118%, 2/24/30	1,492,500	1,494,366
Tronox Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.848%, 8/10/28	1,000,000	994,690
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.64%, 4/4/29	985,000	975,771
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.807%, 4/21/29	1,983,741	1,772,353
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.402%, 9/22/28	1,984,899	1,975,967
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.093%, 3/2/28	1,433,261	1,417,438
Windsor Holdings III, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.50%), 9.82%, 6/22/30	1,000,000	1,001,390

		35,571,447
Broadcasting (1.0%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.173%, 3/1/28	946,694	946,930
iHeartCommunications, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.343%, 5/1/26	1,472,582	1,224,702
Univision Communications, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.713%, 3/24/26	1,571,363	1,568,613

		3,740,245
Building materials (4.9%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.098%, 10/19/27	2,332,898	2,330,518
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.698%, 10/22/28	2,947,500	2,883,863
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.673%, 4/12/28	2,866,011	2,788,800
CPG International, LLC bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 2.50%), 7.948%, 4/28/29	2,475,000	2,473,144
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.061%, 12/17/27	2,766,683	2,656,707
MI Windows And Doors, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.948%, 12/18/27	1,969,925	1,969,925
Park River Holdings, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.56%, 12/28/27	974,986	938,648
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.49%, 2/28/27	1,427,000	249,725
SRS Distribution, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 5/20/28	1,964,824	1,937,493

		18,228,823
Capital goods (9.0%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.198%, 3/3/28	2,110,850	1,993,571
Barnes Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.448%, 8/10/30	500,000	498,875
Bleriot US Bidco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.593%, 10/31/28	498,750	499,728
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.67%, 3/17/30	2,711,133	2,702,105
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.098%, 4/20/30	2,579,175	2,581,109
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.843%, 9/22/28	500,000	499,895
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.64%, 10/4/28	625,000	614,063
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.402%, 10/4/28	997,468	977,290
DXP Enterprises, Inc./TX bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.291%, 10/6/30	1,500,000	1,496,250
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.348%, 5/31/30	1,043,578	1,044,037
Enviri Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.56%, 3/5/28	1,955,000	1,933,006
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.963%, 10/19/28	2,457,387	2,452,620
GFL Environmental, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.912%, 5/31/27	566,547	567,788
JFL-Tiger Acquisition Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.403%, 10/5/30	1,000,000	992,500
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	1,795,408	1,768,262
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/1/28	2,600,150	2,558,548
OT Merger Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.269%, 10/15/28	978,890	842,893
Patriot Container Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.198%, 3/20/25	480,916	455,668
Pro Mach Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.269%, 8/13/28	2,948,338	2,949,075
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.713%, 9/20/28	979,924	979,885
TransDigm, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.64%, 8/24/28	1,721,750	1,722,129
TransDigm, Inc. bank term loan FRN Class J, (CME Term SOFR 1 Month + 0.00%), 8.597%, 2/28/31	600,000	599,352
Vertiv Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.75%), 8.184%, 3/2/27	2,668,888	2,671,236

		33,399,885
Commercial and consumer services (3.0%)
Allied Universal Holdco, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.098%, 5/11/28	500,000	493,125
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.198%, 5/5/28	1,964,925	1,912,520
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.746%, 10/30/26	3,114,604	3,104,668
GTCR W Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.323%, 9/21/30	1,333,333	1,331,667
HomeServe USA, Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.331%, 10/13/30	1,000,000	1,000,310
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.507%, 4/11/29	3,324,547	2,976,866
Omnia Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.628%, 7/19/30	457,064	457,471
Omnia Partners, LLC bank term loan FRN Ser. DD, (CME Term SOFR 1 Month + 4.25%), 0.50%, 7/19/30(U)	42,936	42,975

		11,319,602
Communication services (3.0%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 10.894%, 8/31/28	1,549,354	1,319,864
Asurion, LLC bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 4.25%), 9.569%, 12/23/26	2,538	2,501
Cogeco Financing 2 LP bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.963%, 9/1/28	1,752,002	1,682,658
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.937%, 4/15/27	1,246,762	1,165,136
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.645%, 7/22/27	1,994,036	1,959,300
First Opportunity Fund, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.177%, 7/20/28	1,960,000	1,955,100
Frontier Communications Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.213%, 10/8/27	2,248,869	2,200,384
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.848%, 2/24/29	989,975	951,475

		11,236,418
Communications equipment (0.4%)
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 8.56%, 2/7/26	1,486,917	1,299,655

		1,299,655
Computers (4.0%)
Adeia, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.966%, 6/8/28	1,556,481	1,551,127
Central Parent, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 4.00%), 9.406%, 7/6/29	992,500	992,679
Condor Merger Sub, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.75%), 9.193%, 2/2/29	3,015,979	2,972,368
ConnectWise, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.871%, 9/30/28	982,500	958,183
Ivanti Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.56%, 12/1/27	1,960,150	1,812,590
LMI, Inc./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.198%, 9/30/28	1,960,000	1,880,248
Project Sky Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.00%), 11.448%, 10/8/29	2,000,000	1,863,340
RealPage, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.142%, 4/22/28	2,962,217	2,886,325

		14,916,860
Consumer staples (5.0%)
AG Group Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.348%, 12/29/28	985,000	951,018
Aramark Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.963%, 6/13/30	748,125	747,811
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	1,220,000	1,038,964
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.948%, 11/18/28	1,987,162	1,939,410
Brand Industrial Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.50%), 10.877%, 7/25/30	1,400,000	1,365,784
Fender Muscial Instruments Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.441%, 11/16/28	1,247,021	1,207,528
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.14%, 6/30/28	760,000	750,500
Hertz Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.619%, 6/30/28	1,644,984	1,623,912
Hertz Corp. (The) bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 3.25%), 8.569%, 6/30/28	317,152	313,089
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.448%, 12/15/27	2,483,620	2,478,603
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 11.49%, 1/24/30	500,000	397,190
Naked Juice, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.74%, 1/24/29	1,975,000	1,846,941
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	2,202,753	1,561,884
Uber Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.159%, 2/27/30	793,376	794,868
Upfield USA Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 10.073%, 1/31/28	1,500,000	1,452,660

		18,470,162
Electronics (1.2%)
Mirion Technologies US, Inc. bank term loan FRN (CME Term SOFR 6 Month + 2.75%), 8.131%, 10/20/28	1,673,795	1,673,193
Roper Industrial Products Investment Co. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.89%, 11/22/29	995,000	995,189
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.56%, 4/24/28	1,851,111	1,804,833

		4,473,215
Energy (3.5%)
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.896%, 10/31/28	1,603,996	1,601,494
ChampionX Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.202%, 5/13/29	992,500	994,981
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28	1,922,927	1,926,061
GIP II Blue Holding LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.50%), 9.769%, 9/22/28	2,554,233	2,556,710
Medallion Midland Acquisition LP bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.402%, 10/18/28	1,969,926	1,971,325
Oryx Midstream Services Permian Basin, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.694%, 10/5/28	1,936,257	1,935,811
Prairie ECI Acquiror LP bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.198%, 3/11/26	2,000,000	1,996,460

		12,982,842
Entertainment (0.7%)
Allen Media, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 5.50%), 11.04%, 2/10/27	1,465,840	1,278,945
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	1,617,467	1,304,762

		2,583,707
Financials (4.9%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 8.831%, 2/8/27	912,171	912,746
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 3/11/28	1,413,750	1,357,200
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.948%, 3/8/30	665,000	654,074
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.593%, 10/1/25	1,575,022	1,571,573
CoreLogic, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.963%, 4/14/28	2,486,063	2,329,143
Cushman & Wakefield US Borrower, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.348%, 1/31/30	400,000	391,000
Forest City Enterprises LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.963%, 12/7/25	1,776,228	1,593,525
GIP Pilot Acquisition Partners LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.325%, 9/15/30	1,333,333	1,330,000
Greystone Select Financial, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.658%, 6/17/28	1,453,846	1,432,038
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.662%, 6/8/30	2,500,000	2,509,275
Osaic Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.848%, 8/10/28	2,677,570	2,678,400
USI, Inc./NY bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.14%, 11/16/29	1,651,173	1,649,456

		18,408,430
Gaming and lottery (4.3%)
Bally's Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.927%, 8/6/28	2,456,250	2,258,719
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.698%, 1/25/30	1,990,000	1,989,443
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.348%, 1/12/29	2,967,837	2,944,480
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.583%, 11/18/30 (Netherlands)	2,000,000	1,990,000
Light & Wonder, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.421%, 4/7/29	2,468,750	2,469,194
Raptor Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 11/1/26	1,481,250	1,483,724
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.914%, 4/4/29	2,970,000	2,952,774

		16,088,334
Health care (6.9%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 8.577%, 1/27/29	2,252,475	2,208,686
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.755%, 5/5/27	1,529,754	1,481,185
Charlotte Buyer, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 5.25%), 10.571%, 2/11/28	1,000,000	998,470
CHG Healthcare Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.145%, 9/30/28	1,000,000	997,710
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.39%, 10/13/29	1,992,494	1,967,309
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 1.75%), 7.06%, 2/4/27	1,841,083	1,810,171
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.00%), 7.31%, 11/15/27	1,300,151	1,283,535
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.902%, 7/1/28	914,809	916,145
Insulet Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.713%, 5/4/28	1,955,000	1,955,352
Jazz Financing Lux SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.963%, 5/5/28	3,638	3,643
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.335%, 9/30/28	2,955,000	2,954,616
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	1,358,011	1,154,309
Organon & Co. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.436%, 4/8/28	1,307,500	1,304,231
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.698%, 4/5/29	987,500	983,797
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.593%, 8/11/28	2,955,000	2,951,011
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.533%, 2/1/29	492,500	463,974
PRA Health Services, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.902%, 7/1/28	227,925	228,258
Surgery Center Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.205%, 8/31/26	2,000,000	1,999,760

		25,662,162
Household furniture and appliances (1.3%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.88%, 2/25/29	2,962,500	2,857,213
Osmosis Debt Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.093%, 7/30/28	1,975,000	1,936,981

		4,794,194
Leisure (0.3%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.948%, 3/16/30	1,243,750	1,239,870

		1,239,870
Lodging/Tourism (0.9%)
Carnival Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.713%, 10/18/28	1,965,000	1,952,719
Carnival Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.321%, 8/1/27	498,750	495,423
Hilton Worldwide Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.443%, 11/9/30	1,000,000	1,000,540

		3,448,682
Publishing (1.2%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.75%), 10.096%, 6/29/26	2,183,228	2,179,691
Mav Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.019%, 7/30/28	2,447,538	2,400,765

		4,580,456
Retail (3.0%)
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.54%, 2/19/29	757,500	759,113
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.892%, 3/5/28	2,926,574	2,898,889
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.95%, 9/21/28	1,984,243	1,965,651
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.902%, 4/15/28	1,842,883	1,398,288
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.902%, 3/4/28	1,876,765	1,771,985
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.198%, 1/29/28	2,541,500	2,500,201

		11,294,127
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 10.813%, 2/1/30	1,872,500	1,795,259
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 8.332%, 11/17/28	1,100,000	1,093,125

		2,888,384
Software (6.5%)
AppLovin Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.10%), 8.448%, 10/25/28	1,618,073	1,617,167
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/2/25	2,377,517	2,376,661
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	3,137,795	3,001,175
Epicor Software Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.713%, 7/30/27	1,090,150	1,091,807
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.463%, 12/1/27	2,479,875	2,480,991
IGT Holding IV AB bank term loan FRN (CME Term SOFR 3 Month + 3.65%), 8.96%, 3/31/28	2,973,750	2,970,033
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	2,239,275	2,176,576
Quasar Intermediate Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.783%, 2/1/29	987,500	719,394
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.074%, 10/5/28	2,573,655	2,518,501
Skopima Consilio Parent, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.827%, 5/17/28	1,000,000	979,580
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	995,000	994,383
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.061%, 4/5/26	1,920,000	1,923,994
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.764%, 5/3/26	1,337,453	1,337,453

		24,187,715
Technology services (4.6%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/16/27	2,246,572	2,219,298
Arches Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.698%, 12/6/27	2,755,753	2,707,528
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.193%, 2/8/26	1,825,196	1,825,488
GoDaddy Operating Co., LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.23%, 8/10/27	1,585,435	1,585,435
Ingram Micro, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.653%, 7/2/28	1,460,000	1,456,350
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.598%, 5/3/28	2,794,099	2,702,899
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	995,000	999,149
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.519%, 6/9/28	1,984,848	1,968,831
Tempo Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.098%, 8/31/28	1,352,190	1,352,826
Tenable, Inc. bank term loan FRN (CME Term SOFR 3 Month + 2.75%), 8.213%, 7/7/28	491,250	490,022

		17,307,826
Textiles (0.4%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.098%, 2/14/30	1,497,475	1,456,294

		1,456,294
Transportation (2.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.835%, 5/29/29	1,500,000	1,489,695
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28	2,065,500	2,093,901
Einstein Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.642%, 11/4/28	1,477,500	1,388,318
Skymiles IP, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.061%, 9/16/27	800,000	816,704
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.207%, 4/21/28	1,827,489	1,825,406

		7,614,024
Utilities and power (0.9%)
Calpine Construction Finance Co. LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.598%, 7/20/30	2,024,380	2,016,464
Pacific Gas & Electric Co. bank term loan FRN (CME Term SOFR 3 Month + 3.00%), 8.31%, 6/23/25	1,451,250	1,450,568

		3,467,032

Total senior loans (cost $321,661,986)		$315,533,337

CORPORATE BONDS AND NOTES (7.1%)(a)
	Principal amount	Value
Basic materials (1.2%)
Cheever Escrow Issuer, LLC 144A sr. notes 7.125%, 10/1/27	$1,000,000	$959,682
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26	1,000,000	993,382
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	1,000,000	917,491
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28	1,000,000	950,224
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	785,000	747,559

		4,568,338
Communication services (1.1%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	2,250,000	2,201,201
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	1,000,000	959,857
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	899,841

		4,060,899
Consumer cyclicals (1.9%)
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	1,010,000	1,004,576
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	1,000,000	850,989
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	1,000,000	922,370
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	1,000,000	942,905
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	900,000	957,761
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27	615,000	513,493
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	721,000	690,370
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	1,000,000	985,465

		6,867,929
Energy (0.8%)
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	987,500
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	983,786
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	991,467

		2,962,753
Financials (0.5%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	977,539
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	1,008,360

		1,985,899
Health care (0.8%)
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	1,000,000	1,022,500
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	959,343
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	1,003,350

		2,985,193
Utilities and power (0.8%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	1,000,000	942,500
Calpine Corp. 144A sr. unsec. notes 5.125%, 3/15/28	1,000,000	941,133
Vistra Operations Co., LLC 144A company guaranty sr. notes 5.125%, 5/13/25	1,000,000	984,182

		2,867,815

Total corporate bonds and notes (cost $26,423,573)		$26,298,826

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	113,884	$136,661

Total common stocks (cost $142,355)		$136,661

SHORT-TERM INVESTMENTS (7.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	28,351,977	$28,351,977

Total short-term investments (cost $28,351,977)		$28,351,977
TOTAL INVESTMENTS

Total investments (cost $376,579,891)		$370,320,801

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(20,934)	$8,910,000	$347,490	12/20/28	500 bp — Quarterly	$398,331

	Total		$(20,934)					$398,331
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $373,000,237.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$33,906,849	$103,486,228	$109,041,100	$1,285,237	$28,351,977

	Total Short-term investments	$33,906,849	$103,486,228	$109,041,100	$1,285,237	$28,351,977
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $42,936, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Omnia Partners, LLC	$42,936

	Totals	$42,936
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $771,704 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$136,661	$—

Total common stocks	—	136,661	—
Corporate bonds and notes	—	26,298,826	—
Senior loans	—	315,533,337	—
Short-term investments	—	28,351,977	—

Totals by level	$—	$370,320,801	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$419,265	$—

Totals by level	$—	$419,265	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared total return swap contracts (notional)	$9,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com